UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07455
Virtus Opportunities Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2026

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Stone Harbor Emerging Markets Bond Fund
Class A / VSHAX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Bond Fund (“Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Bond Fund Class A / VSHAX	$122	1.17%
Portfolio Manager Commentary by Stone Harbor Investment Partners
  For the fiscal year ended May 31, 2026, the Fund’s Class A shares at NAV returned 9.31%. For the same period, the Bloomberg Global Aggregate Bond Index, a broad-based securities market index, returned 3.26% and the J.P. Morgan CEMBI Broad Diversified Index, which serves as the style-specific index, returned 7.86%.
  The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan CEMBI Broad Diversified Index tracks total returns for U.S. dollar denominated debt instruments issued by corporate entities in emerging markets countries. The benchmark limits the current face amount allocations of the bonds in the CEMBI Broad by constraining the total face amount outstanding for countries with larger debt stocks. Qualifying corporate bonds have a face amount greater than USD 300 million, maturity greater than 5 years, verifiable prices and cash flows, and from countries with Asia ex Japan, Latin America, Eastern Europe, Middle East, and Africa. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Country exposures and issue selection contributed positively to performance relative to the J.P. Morgan CEMBI Broad Diversified Index (the "Index") for the 12 months ended May 31, 2026. Exposures in Asia contributed most to relative performance. In other regions, issue selection in Argentina and Colombia and overweights in Ghana and Ukraine enhanced performance. In terms of industry attribution, an underweight to and issue selection within financial/lease contributed, as did an overweight to and issue selection in exploration & production ("E&P"). Underweight exposures in higher-rated credits and overweight exposures in lower-quality credits contributed to relative performance for the period. Some of the positive performance attribution was offset by an overweight to Brazil and an underweight to Trinidad.
FACTOR	IMPACT	SUMMARY
Argentina	Positive	Issue selection, particularly in Albanesi, a thermal power and gas generator in Argentina, contributed to performance relative to the Index.
Colombia	Positive	Issue selection, particularly in Gran Tierra, an international oil and gas E&P company with main operations in Colombia and Ecuador, contributed to relative performance.
Trinidad	Negative	Issue selection, particularly in Consolidated Energy, a global natural gas-based petrochemical producer with core operations in Trinidad and Tobago, detracted from relative performance.
Brazil	Negative	Issue selection, particularly in Ambipar, a global environmental solutions provider based in Brazil, detracted from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (April 11, 2022) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/26	1 Year	Since Inception
Virtus Stone Harbor Emerging Markets Bond Fund (Class A/VSHAX) at NAV(1)	9.31%	5.88%
Virtus Stone Harbor Emerging Markets Bond Fund (Class A/VSHAX) at POP(2),(3)	5.08%	4.91%
Bloomberg Global Aggregate Bond Index	3.26%	0.90%
J.P. Morgan CEMBI Broad Diversified Index	7.86%	5.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of May 31, 2026)
Fund net assets (‘000s)	$6,966
Total number of portfolio holdings	189
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	51%
Asset Allocation(1)
Corporate Bonds and Notes		98%
Financial & Lease	19
Electric	17
Exploration & Production	14
Wireless	8
Gaming	6
Metals, Mining & Steel	6
Food, Beverages & Tobacco	4
Industrial Other	3
Refining	3
Chemicals	3
All other Corporate Bonds and Notes	15
Short-Term Investment		2
Total		100%
(1)	Percentage of total investments as of May 31, 2026.
Material Fund Changes
Effective January 1, 2026, a new expense limitation of 1.14% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8377
Virtus Stone Harbor Emerging Markets Bond Fund

Virtus Stone Harbor Emerging Markets Bond Fund
Class I / SHCDX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Bond Fund (“Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Bond Fund Class I / SHCDX	$97	0.93%
Portfolio Manager Commentary by Stone Harbor Investment Partners
  For the fiscal year ended May 31, 2026, the Fund’s Class I shares at NAV returned 9.55%. For the same period, the Bloomberg Global Aggregate Bond Index, a broad-based securities market index, returned 3.26% and the J.P. Morgan CEMBI Broad Diversified Index, which serves as the style-specific index, returned 7.86%.
  The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan CEMBI Broad Diversified Index tracks total returns for U.S. dollar denominated debt instruments issued by corporate entities in emerging markets countries. The benchmark limits the current face amount allocations of the bonds in the CEMBI Broad by constraining the total face amount outstanding for countries with larger debt stocks. Qualifying corporate bonds have a face amount greater than USD 300 million, maturity greater than 5 years, verifiable prices and cash flows, and from countries with Asia ex Japan, Latin America, Eastern Europe, Middle East, and Africa. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Country exposures and issue selection contributed positively to performance relative to the J.P. Morgan CEMBI Broad Diversified Index (the "Index") for the 12 months ended May 31, 2026. Exposures in Asia contributed most to relative performance. In other regions, issue selection in Argentina and Colombia and overweights in Ghana and Ukraine enhanced performance. In terms of industry attribution, an underweight to and issue selection within financial/lease contributed, as did an overweight to and issue selection in exploration & production ("E&P"). Underweight exposures in higher-rated credits and overweight exposures in lower-quality credits contributed to relative performance for the period. Some of the positive performance attribution was offset by an overweight to Brazil and an underweight to Trinidad.
FACTOR	IMPACT	SUMMARY
Argentina	Positive	Issue selection, particularly in Albanesi, a thermal power and gas generator in Argentina, contributed to performance relative to the Index.
Colombia	Positive	Issue selection, particularly in Gran Tierra, an international oil and gas E&P company with main operations in Colombia and Ecuador, contributed to relative performance.
Trinidad	Negative	Issue selection, particularly in Consolidated Energy, a global natural gas-based petrochemical producer with core operations in Trinidad and Tobago, detracted from relative performance.
Brazil	Negative	Issue selection, particularly in Ambipar, a global environmental solutions provider based in Brazil, detracted from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/26	1 Year	5 Years	10 Years
Virtus Stone Harbor Emerging Markets Bond Fund (Class I/SHCDX) at NAV(1)	9.55%	3.19%	4.60%
Bloomberg Global Aggregate Bond Index	3.26%	(1.58)%	0.74%
J.P. Morgan CEMBI Broad Diversified Index	7.86%	2.75%	4.36%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of May 31, 2026)
Fund net assets (‘000s)	$6,966
Total number of portfolio holdings	189
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	51%
Asset Allocation(1)
Corporate Bonds and Notes		98%
Financial & Lease	19
Electric	17
Exploration & Production	14
Wireless	8
Gaming	6
Metals, Mining & Steel	6
Food, Beverages & Tobacco	4
Industrial Other	3
Refining	3
Chemicals	3
All other Corporate Bonds and Notes	15
Short-Term Investment		2
Total		100%
(1)	Percentage of total investments as of May 31, 2026.
Material Fund Changes
Effective January 1, 2026, a new expense limitation of 0.89% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8378
Virtus Stone Harbor Emerging Markets Bond Fund

Virtus Stone Harbor Emerging Markets Debt Income Fund
Class A / VSHCX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Debt Income Fund (“Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Debt Income Fund Class A / VSHCX	$108	1.00%
Portfolio Manager Commentary by Stone Harbor Investment Partners
  For the fiscal year ended May 31, 2026, the Fund’s Class A shares at NAV returned 15.69%. For the same period, the Bloomberg Global Aggregate Bond Index, a broad-based securities market index, returned 3.26% and the J.P. Morgan EMBI Global Diversified Index, which serves as the style-specific index, returned 13.66%.
  The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan EMBI Global Diversified Index (EMBI Global Diversified) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by the EMBI Global. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Country selection decisions were the largest contributor to performance relative to the J.P. Morgan EMBI Global Diversified Index (the "Index") for the 12 months ended May 31, 2026. Issue selection within hard currency-denominated debt was also a contributor. Hard currency bonds are debt securities issued in foreign currencies, typically U.S. dollars, rather than their local currency. Additionally, out of benchmark allocations to hard currency corporate debt in certain countries enhanced performance, while out of benchmark local currency exposure was a small detractor. Attribution from movements in U.S. Treasuries was negative during the period. In terms of regional performance, Latin America, namely an overweight and issue selection in Venezuela, was a considerable contributor to relative performance. In Europe, Middle East, and Africa, an underweight to and issue selection in Bahrain were large contributors to performance, as was an underweight to China in the Fund’s Asia allocation.
FACTOR	IMPACT	SUMMARY
Venezuela	Positive	Overweight exposure and issue selection in Venezuela enhanced performance relative to the Index for the period.
China	Positive	Underweight exposure in China enhanced relative returns.
Senegal	Negative	An overweight to Senegal detracted from relative performance. Delays in securing funding from the International Monetary Fund amid fiscal concerns and previously misreported deficit data weakened investor confidence.

Pakistan	Negative	An underweight to Pakistan detracted from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (April 11, 2022) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/26	1 Year	Since Inception
Virtus Stone Harbor Emerging Markets Debt Income Fund (Class A/VSHCX) at NAV(1)	15.69%	8.00%
Virtus Stone Harbor Emerging Markets Debt Income Fund (Class A/VSHCX) at POP(2),(3)	11.36%	7.00%
Bloomberg Global Aggregate Bond Index	3.26%	0.90%
J.P. Morgan EMBI Global Diversified Index	13.66%	6.65%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of May 31, 2026)
Fund net assets (‘000s)	$339,117
Total number of portfolio holdings	330
Total advisory fee paid (‘000s)	$1,060
Portfolio turnover rate as of the end of the reporting period	124%
Asset Allocation(1)
Foreign Government Securities		79%
Corporate Bonds and Notes		17
Exploration & Production	8
Electric	3
Financial & Lease	2
Metals, Mining & Steel	2
All other Corporate Bonds and Notes	2
Affiliated Mutual Funds		3
Credit Linked Notes		1
Total		100%
(1)	Percentage of total investments as of May 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8379
Virtus Stone Harbor Emerging Markets Debt Income Fund

Virtus Stone Harbor Emerging Markets Debt Income Fund
Class I / SHMDX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Debt Income Fund (“Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Debt Income Fund Class I / SHMDX	$78	0.72%
Portfolio Manager Commentary by Stone Harbor Investment Partners
  For the fiscal year ended May 31, 2026, the Fund’s Class I shares at NAV returned 16.06%. For the same period, the Bloomberg Global Aggregate Bond Index, a broad-based securities market index, returned 3.26% and the J.P. Morgan EMBI Global Diversified Index, which serves as the style-specific index, returned 13.66%.
  The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan EMBI Global Diversified Index (EMBI Global Diversified) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by the EMBI Global. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Country selection decisions were the largest contributor to performance relative to the J.P. Morgan EMBI Global Diversified Index (the "Index") for the 12 months ended May 31, 2026. Issue selection within hard currency-denominated debt was also a contributor. Hard currency bonds are debt securities issued in foreign currencies, typically U.S. dollars, rather than their local currency. Additionally, out of benchmark allocations to hard currency corporate debt in certain countries enhanced performance, while out of benchmark local currency exposure was a small detractor. Attribution from movements in U.S. Treasuries was negative during the period. In terms of regional performance, Latin America, namely an overweight and issue selection in Venezuela, was a considerable contributor to relative performance. In Europe, Middle East, and Africa, an underweight to and issue selection in Bahrain were large contributors to performance, as was an underweight to China in the Fund’s Asia allocation.
FACTOR	IMPACT	SUMMARY
Venezuela	Positive	Overweight exposure and issue selection in Venezuela enhanced performance relative to the Index for the period.
China	Positive	Underweight exposure in China enhanced relative returns.
Senegal	Negative	An overweight to Senegal detracted from relative performance. Delays in securing funding from the International Monetary Fund amid fiscal concerns and previously misreported deficit data weakened investor confidence.

Pakistan	Negative	An underweight to Pakistan detracted from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/26	1 Year	5 Years	10 Years
Virtus Stone Harbor Emerging Markets Debt Income Fund (Class I/SHMDX) at NAV(1)	16.06%	3.47%	4.41%
Bloomberg Global Aggregate Bond Index	3.26%	(1.58)%	0.74%
J.P. Morgan EMBI Global Diversified Index	13.66%	2.59%	3.99%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of May 31, 2026)
Fund net assets (‘000s)	$339,117
Total number of portfolio holdings	330
Total advisory fee paid (‘000s)	$1,060
Portfolio turnover rate as of the end of the reporting period	124%
Asset Allocation(1)
Foreign Government Securities		79%
Corporate Bonds and Notes		17
Exploration & Production	8
Electric	3
Financial & Lease	2
Metals, Mining & Steel	2
All other Corporate Bonds and Notes	2
Affiliated Mutual Funds		3
Credit Linked Notes		1
Total		100%
(1)	Percentage of total investments as of May 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8380
Virtus Stone Harbor Emerging Markets Debt Income Fund

Virtus Stone Harbor Local Markets Fund
Class A / VSHEX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the Virtus Stone Harbor Local Markets Fund (“Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Local Markets Fund Class A / VSHEX	$134	1.27%
Portfolio Manager Commentary by Stone Harbor Investment Partners
  For the fiscal year ended May 31, 2026, the Fund’s Class A shares at NAV returned 10.54%. For the same period, the Bloomberg Global Aggregate Bond Index, a broad-based securities market index, returned 3.26% and the J.P. Morgan GBI-EM Global Diversified Index, which serves as the style-specific index, returned 10.63%.
  The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan GBI-EM Global Diversified Index consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The weightings among the countries are more evenly distributed within this index. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Foreign exchange ("FX") exposure (a measurement of currency risk) and duration positioning (a measurement of adjusting the portfolio’s sensitivity to changes in interest rates), as well as security selection and taxes, all contributed to performance relative to the J.P. Morgan GBI-EM Global Diversified Index (the "Index") for the 12 months ended May 31, 2026. In FX, overweights in the Hungarian forint and Brazilian real and underweights in the Indonesian rupiah and Thai baht all enhanced performance. An overweight exposure in the Egyptian pound and underweight in the Colombian peso detracted from performance. Within duration positioning we continued to emphasize countries with attractive real (after-inflation) yields that we believe have sufficient space to further ease policy interest rates. Overweights in South Africa and Mexico were the biggest contributors, while an overweight to Paraguay was a small detractor. Within the Fund’s underweight positions, Thailand was the notable outperformer, while India underperformed.
FACTOR	IMPACT	SUMMARY
South Africa	Positive	The Fund’s overweight duration position relative to the Index, as well as issue selection, contributed to relative performance.
Mexico	Positive	FX and duration overweights, as well as issue selection, contributed to relative performance.
India	Negative	The Fund’s underweight duration relative to the Index, along with security selection and taxes, detracted from relative performance.
Poland	Negative	A duration underweight, as well as issue selection and taxes, all detracted from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (April 11, 2022) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/26	1 Year	Since Inception
Virtus Stone Harbor Local Markets Fund (Class A/VSHEX) at NAV(1)	10.54%	4.99%
Virtus Stone Harbor Local Markets Fund (Class A/VSHEX) at POP(2),(3)	6.39%	4.02%
Bloomberg Global Aggregate Bond Index	3.26%	0.90%
J.P. Morgan GBI-EM Global Diversified Index	10.63%	6.14%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of May 31, 2026)
Fund net assets (‘000s)	$14,494
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$34
Portfolio turnover rate as of the end of the reporting period	150%
Asset Allocation(1)
Foreign Government Securities	99%
Commercial Paper	1
Total	100%
(1)	Percentage of total investments as of May 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8382
Virtus Stone Harbor Local Markets Fund

Virtus Stone Harbor Local Markets Fund
Class I / SHLMX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the Virtus Stone Harbor Local Markets Fund (“Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Local Markets Fund Class I / SHLMX	$107	1.02%
Portfolio Manager Commentary by Stone Harbor Investment Partners
  For the fiscal year ended May 31, 2026, the Fund’s Class I shares at NAV returned 10.76%. For the same period, the Bloomberg Global Aggregate Bond Index, a broad-based securities market index, returned 3.26% and the J.P. Morgan GBI-EM Global Diversified Index, which serves as the style-specific index, returned 10.63%.
  The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan GBI-EM Global Diversified Index consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The weightings among the countries are more evenly distributed within this index. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Foreign exchange ("FX") exposure (a measurement of currency risk) and duration positioning (a measurement of adjusting the portfolio’s sensitivity to changes in interest rates), as well as security selection and taxes, all contributed to performance relative to the J.P. Morgan GBI-EM Global Diversified Index (the "Index") for the 12 months ended May 31, 2026. In FX, overweights in the Hungarian forint and Brazilian real and underweights in the Indonesian rupiah and Thai baht all enhanced performance. An overweight exposure in the Egyptian pound and underweight in the Colombian peso detracted from performance. Within duration positioning we continued to emphasize countries with attractive real (after-inflation) yields that we believe have sufficient space to further ease policy interest rates. Overweights in South Africa and Mexico were the biggest contributors, while an overweight to Paraguay was a small detractor. Within the Fund’s underweight positions, Thailand was the notable outperformer, while India underperformed.
FACTOR	IMPACT	SUMMARY
South Africa	Positive	The Fund’s overweight duration position relative to the Index, as well as issue selection, contributed to relative performance.
Mexico	Positive	FX and duration overweights, as well as issue selection, contributed to relative performance.
India	Negative	The Fund’s underweight duration relative to the Index, along with security selection and taxes, detracted from relative performance.
Poland	Negative	A duration underweight, as well as issue selection and taxes, all detracted from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/26	1 Year	5 Years	10 Years
Virtus Stone Harbor Local Markets Fund (Class I/SHLMX) at NAV(1)	10.76%	1.10%	2.32%
Bloomberg Global Aggregate Bond Index	3.26%	(1.58)%	0.74%
J.P. Morgan GBI-EM Global Diversified Index	10.63%	1.84%	3.25%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of May 31, 2026)
Fund net assets (‘000s)	$14,494
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$34
Portfolio turnover rate as of the end of the reporting period	150%
Asset Allocation(1)
Foreign Government Securities	99%
Commercial Paper	1
Total	100%
(1)	Percentage of total investments as of May 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8383
Virtus Stone Harbor Local Markets Fund

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $78,059 for 2026 and $78,059 for 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $4,365 for 2026 and $8,366 for 2025. Such audit-related fees include the out of pocket expenses.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $19,239 for 2026 and $19,239 for 2025.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2026 and $0 for 2025.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Opportunities Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $23,604 for 2026 and $27,605 for 2025.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Please refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

 (a) and (b): The registrant’s (annual) financial statements and financial highlights are as follows:

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS OPPORTUNITIES TRUST
May 31, 2026

Virtus Stone Harbor Emerging Markets Bond Fund
Virtus Stone Harbor Emerging Markets Debt Income Fund
Virtus Stone Harbor Local Markets Fund
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the
Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at
https://www.sec.gov.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
May 31, 2026
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Federal Funds Rate
The target interest rate set by the Federal Reserve at which commercial banks borrow and lend their extra reserves to one another overnight.
Joint Stock Company (“JSC”)
A joint-stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Payment-In-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Public Joint Stock Company (“PJSC”)
A public joint stock company is a method to allow thousands or millions of people to jointly own a business. The most important feature is limited liability. The most important function of a public joint stock company is that the investor can only lose their initial investment.
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Société à responsabilité limitée (“S.a.r.l.”)
A French term for a limited liability company.

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS
May 31, 2026
($ reported in thousands)

	Par Value	Value
Corporate Bonds and Notes—95.3%
Angola—1.0%
Azule Energy Finance plc 144A 8.125%, 1/23/30(1)	$66	$67
Argentina—4.2%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(1)(2)	59	46
MSU Energy S.A. 144A 9.750%, 12/5/30(1)	73	74
Telecom Argentina S.A.
144A 9.500%, 7/18/31(1)	34	36
144A 9.250%, 5/28/33(1)	35	37
YPF Energia Electrica S.A. 144A 7.875%, 10/16/32(1)	50	51
YPF S.A. 144A 9.500%, 1/17/31(1)	49	52
		296

Brazil—11.8%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(1)	30	32
Adecoagro S.A. 144A 7.500%, 7/29/32(1)	27	26
Aegea Finance S.a.r.l. 144A 7.625%, 1/20/36(1)	25	21
Braskem Netherlands Finance B.V. 144A 5.875%, 1/31/50(1)	35	17
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(1)	46	48
CSN Resources S.A. 144A 4.625%, 6/10/31(1)	37	23
Eldorado Intl. Finance GmbH 144A 8.500%, 12/1/32(1)	17	17
FORESEA Holding S.A. 144A 7.500%, 6/15/30(1)	55	54
FS Luxembourg S.a.r.l. 144A 8.125%, 2/11/36(1)	39	37
JBS N.V. 4.375%, 2/2/52	72	54
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(1)	52	49
Minerva Luxembourg S.A. 144A 7.500%, 4/22/36(1)	36	35
Movida Europe S.A. 144A 9.700%, 10/11/33(1)	25	25
OHI Group S.A. 144A 13.000%, 7/22/29(1)	40	41
PRIO Luxembourg Holding S.a.r.l. 144A 6.750%, 10/15/30(1)	14	14
Raizen Fuels Finance S.A.
144A 5.300%, 1/20/27(1)(2)	14	8
144A 6.250%, 7/8/32(1)(2)	24	14
Rede D’or Finance S.a.r.l. 144A 6.550%, 4/28/36(1)	19	18
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(1)(3)	63	64
Simpar Europe S.A. 144A 5.200%, 1/26/31(1)	51	44
	Par Value	Value

Brazil—continued
Suzano Austria GmbH
144A 7.000%, 3/16/47(1)	$31	$33
Series DM3N 3.125%, 1/15/32	38	34
Trident Energy Finance plc 144A 12.500%, 11/30/29(1)	27	29
Vamos Europe S.A. 144A 9.200%, 1/26/31(1)	29	28
Yinson Bergenia Production B.V. 144A 8.498%, 1/31/45(1)	21	22
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(1)	29	32
		819

Chile—4.5%
ATP Tower Holdings 144A 7.875%, 2/3/30(1)	30	31
Banco de Chile 144A 2.990%, 12/9/31(1)	69	63
Banco de Credito e Inversiones S.A. 144A 7.500% (1)(4)	51	54
Chile Electricity Lux Mpc II S.a.r.l. 144A 5.580%, 10/20/35(1)	34	35
Cia Cervecerias Unidas S.A. 144A 3.350%, 1/19/32(1)	61	55
Inversiones CMPC S.A. 144A 6.700%, 12/9/57(1)	55	54
Sociedad Quimica y Minera de Chile S.A. 144A 5.625%, 4/22/56(1)	18	18
		310

China—8.8%
Alibaba Group Holding Ltd. 3.150%, 2/9/51	50	34
CK Hutchison International 24 II Ltd. (Hong Kong), 144A 4.750%, 9/13/34(1)	100	99
Melco Resorts Finance Ltd. (Macau)
144A 5.750%, 7/21/28(1)	26	26
RegS 5.625%, 7/17/27(5)	30	30
RegS 5.750%, 7/21/28(5)	21	21
RegS 5.375%, 12/4/29(5)	82	80
MGM China Holdings Ltd. (Macau) 144A 6.250%, 5/15/33(1)	15	15
Standard Chartered plc (Hong Kong)
144A 6.301%, 1/9/29(1)	18	18
144A 2.678%, 6/29/32(1)	20	18
144A 6.097%, 1/11/35(1)	46	48
Studio City Co., Ltd. (Macau)
144A 7.000%, 2/15/27(1)	58	58
144A 6.125%, 5/15/31(1)	39	39
Studio City Finance Ltd. (Macau)
144A 6.500%, 1/15/28(1)	40	40
144A 5.000%, 1/15/29(1)	75	72
Tencent Holdings Ltd.
144A 2.390%, 6/3/30(1)	11	10
144A 3.240%, 6/3/50(1)	11	8
		616

See Notes to Financial Statements

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026
($ reported in thousands)
	Par Value	Value

Colombia—3.8%
AI Candelaria -Spain- S.A. 144A 5.750%, 6/15/33(1)	$39	$35
Banco Davivienda S.A. 144A 6.650% (1)(4)	56	50
Ecopetrol S.A.
6.875%, 4/29/30	21	21
7.375%, 9/18/43	61	56
Geopark Ltd. 144A 8.750%, 1/31/30(1)	18	18
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(1)	52	48
Grupo Nutresa S.A. 144A 7.875% (1)(4)	39	38
		266

Czech Republic—1.8%
Energo-Pro AS 144A 8.000%, 5/27/30(1)	100 EUR	122
Georgia—0.3%
Bank of Georgia JSC 144A 6.500%, 6/3/31(1)	21	21
Ghana—1.3%
Kosmos Energy Ltd.
RegS 7.750%, 5/1/27(5)	45	45
RegS 7.500%, 3/1/28(5)	31	30
Tullow Holdco 2 Ltd. (10.250% cash and 3.000% PIK, 1.750% cash or PIK) 144A 15.000%, 11/15/28(1)(3)	14	15
		90

Guatemala—0.8%
CT Trust 144A 5.125%, 2/3/32(1)	15	14
Investment Energy Resources Ltd. 144A 6.250%, 4/26/29(1)	39	39
		53

India—5.9%
Adani Electricity Mumbai Ltd. 144A 3.949%, 2/12/30(1)	72	68
Adani Green Energy UP Ltd. 144A 6.700%, 3/12/42(1)	10	10
Adani Ports & Special Economic Zone Ltd.
RegS 3.100%, 2/2/31(5)	20	18
RegS 3.828%, 2/2/32(5)	31	28
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(1)	52	45
HDFC Bank Ltd. RegS 3.700% (4)(5)	37	37
India Green Power Holdings RegS 4.000%, 2/22/27(5)	28	27
JSW Hydro Energy Ltd. 144A 4.125%, 5/18/31(1)	34	32
Muthoot Finance Ltd. 144A 6.375%, 4/23/29(1)	25	25
Reliance Industries Ltd. RegS 3.625%, 1/12/52(5)	35	25
	Par Value	Value

India—continued
ReNew Wind Energy AP2 RegS 4.500%, 7/14/28(5)	$24	$23
Vedanta Resources Finance II plc
144A 10.875%, 9/17/29(1)	41	44
144A 9.475%, 7/24/30(1)	28	30
		412

Indonesia—3.5%
Cikarang Listrindo Tbk PT 144A 5.650%, 3/12/35(1)	35	35
Freeport Indonesia PT RegS 6.200%, 4/14/52(5)	34	33
Medco Maple Tree Pte Ltd. RegS 8.960%, 4/27/29(5)	34	35
Minejesa Capital B.V.
144A 4.625%, 8/10/30(1)	88	87
144A 5.625%, 8/10/37(1)	22	21
Star Energy Geothermal Darajat II 144A 4.850%, 10/14/38(1)	4	4
Star Energy Geothermal Wayang Windu Ltd. RegS 6.750%, 4/24/33(5)	30	31
		246

Israel—2.0%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	13	9
Energean Israel Finance Ltd.
144A, RegS 5.375%, 3/30/28(1)(5)	10	10
144A, RegS 5.875%, 3/30/31(1)(5)	16	15
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(1)(5)	65	67
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	22	22
4.750%, 5/9/27	17	17
		140

Kazakhstan—2.0%
KazMunayGas National Co. JSC
144A 3.500%, 4/14/33(1)	68	62
144A 5.750%, 4/19/47(1)	58	55
144A 6.375%, 10/24/48(1)	25	25
		142

Kuwait—1.2%
NBK SPC Ltd. 144A 5.500%, 6/6/30(1)	35	36
NBK Tier 1 Ltd. 144A 6.375% (1)(4)	51	51
		87

Malaysia—0.3%
GENM Capital Labuan Ltd. RegS 3.882%, 4/19/31(5)	20	18
Mexico—7.6%
Alpek SAB de C.V. 144A 3.250%, 2/25/31(1)	9	8
See Notes to Financial Statements

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026
($ reported in thousands)
	Par Value	Value

Mexico—continued
Banca Mifel S.A. 144A 9.250% (1)(4)	$18	$18
Banco Mercantil del Norte S.A.
144A 7.500%(1)(4)	35	35
144A 8.750%(1)(4)	32	34
RegS 5.750%, 10/4/31(5)	17	17
Cemex SAB de C.V. 144A 7.200% (1)(4)	41	42
COX Asset Mexico S.A. de C.V. 144A 7.750%, 5/8/36(1)	33	34
El Puerto de Liverpool SAB de C.V. 144A 5.750%, 2/10/38(1)	25	24
Esentia Energy Development SAB de C.V. 144A 6.500%, 7/30/38(1)	26	26
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple 144A 7.250%, 1/31/41(1)	34	34
Gruma SAB de C.V. 144A 5.761%, 12/9/54(1)	52	50
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(1)	45	46
Grupo Televisa SAB 6.625%, 1/15/40	38	33
Orbia Advance Corp. SAB de C.V.
144A 7.500%, 5/13/35(1)	19	19
144A 5.875%, 9/17/44(1)	24	19
Poinsettia Finance Ltd. S.a.r.l. RegS 6.625%, 6/17/31(5)	43	43
Saavi Energia S.a.r.l. 144A 8.875%, 2/10/35(1)	25	27
Tierra Mojada Luxembourg II S.a.r.l. 144A 5.750%, 12/1/40(1)	23	22
		531

Morocco—1.3%
OCP S.A.
144A 6.700%, 3/1/36(1)	68	71
144A 6.875%, 4/25/44(1)	20	20
		91

Nigeria—2.8%
Access Bank plc 144A 6.125%, 9/21/26(1)	22	22
IHS Holding Ltd.
144A 6.250%, 11/29/28(1)	16	16
144A 7.875%, 5/29/30(1)	55	56
144A 8.250%, 11/29/31(1)	41	43
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(1)	55	55
		192

Pakistan—0.7%
Veon Midco B.V. 144A 6.950%, 6/1/31(1)	49	49
Panama—0.5%
Generadora de Gatun S.A. 144A 6.874%, 9/30/44(1)	35	36
	Par Value	Value

Peru—2.9%
Banco de Credito del Peru S.A.
144A 5.800%, 3/10/35(1)	$36	$36
144A 6.450%, 7/30/35(1)	9	9
Kallpa Generacion S.A. 144A 5.500%, 9/11/35(1)	35	34
Marcobre SAC 144A 5.750%, 1/22/36(1)	27	27
Orazul Energy Peru S.A. 144A 6.250%, 9/17/32(1)	27	27
Scotiabank Peru SAA 144A 6.100%, 10/1/35(1)	34	35
Volcan Cia Minera SAA 144A 8.500%, 10/28/32(1)	35	36
		204

Poland—0.4%
ORLEN S.A. 144A 6.000%, 1/30/35(1)	27	28
Saudi Arabia—3.1%
Acwa Power Management & Investments One Ltd. 144A 5.950%, 12/15/39(1)	83	84
EIG Pearl Holdings S.a.r.l. 144A 3.545%, 8/31/36(1)	71	65
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(1)	21	21
Saudi Arabian Oil Co. 144A 4.375%, 4/16/49(1)	53	43
		213

Serbia—0.5%
Telecommunications Co. Telekom Srbija AD Belgrade 144A 7.250%, 5/18/31(1)	37	37
Singapore—1.6%
BOC Aviation USA Corp. RegS 4.625%, 9/4/31(5)	40	40
United Overseas Bank Ltd. (SOFR + 0.580%) 144A 4.214%, 4/2/28(1)(6)	70	70
		110

South Africa—4.4%
Anglo American Capital plc
144A 2.625%, 9/10/30(1)	8	7
RegS 2.625%, 9/10/30(5)	7	6
AngloGold Ashanti Holdings plc 6.500%, 4/15/40	23	24
Prosus N.V.
144A 3.832%, 2/8/51(1)	154	103
RegS 3.061%, 7/13/31(5)	22	20
Sasol Financing USA LLC
4.375%, 9/18/26	89	89
144A 8.750%, 4/10/33(1)	28	30
RegS 8.750%, 5/3/29(5)	28	30
		309

See Notes to Financial Statements

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026
($ reported in thousands)
	Par Value	Value

South Korea—2.2%
Hanwha Life Insurance Co., Ltd. 144A 6.300%, 6/24/55(1)	$27	$28
Kookmin Bank 144A 5.375%, 5/8/27(1)	60	61
Shinhan Bank Co., Ltd. 144A 4.375%, 4/13/32(1)	25	24
Woori Bank 144A 6.375% (1)(4)	38	39
		152

Taiwan—0.9%
TSMC Arizona Corp.
3.875%, 4/22/27	17	17
2.500%, 10/25/31	20	18
TSMC Global Ltd. RegS 1.375%, 9/28/30(5)	29	26
		61

Tanzania—1.2%
HTA Group Ltd.
144A 7.500%, 6/4/29(1)	65	67
144A 6.750%, 4/1/31(1)	19	19
		86

Thailand—2.7%
Bangkok Bank PCL
144A 3.733%, 9/25/34(1)	90	86
RegS 5.082%, 11/26/35(5)	30	29
PTT Treasury Center Co., Ltd. 144A 4.500%, 10/25/42(1)	42	37
Thaioil Treasury Center Co., Ltd. RegS 3.500%, 10/17/49(5)	50	35
		187

Turkey—4.1%
ADM Elektrik Dagitim AS 144A 9.500%, 2/5/31(1)	25	24
Akbank TAS
144A 7.498%, 1/20/30(1)	26	26
144A 6.800%, 6/22/31(1)	20	20
144A 7.875%, 9/4/35(1)	53	53
Aydem Yenilenebilir Enerji AS 144A 9.875%, 9/30/30(1)	30	30
Guermat Elektrik Ueretim AS 144A 10.748%, 5/21/35(1)	21	21
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(1)	18	18
Turk Telekomunikasyon AS 144A 6.950%, 10/7/32(1)	20	20
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(1)	38	39
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(1)	20	20
Zorlu Enerji Elektrik Uretim AS 144A 11.000%, 4/23/30(1)	15	12
		283

	Par Value	Value

Ukraine—1.7%
Metinvest B.V.
144A 7.650%, 10/1/27(1)	$9	$9
144A 7.750%, 10/17/29(1)	13	12
MHP Lux S.A. 144A 10.500%, 7/28/29(1)	25	26
VF Ukraine PAT via VFU Funding plc 144A 9.625%, 2/11/27(1)(7)	75	74
		121

United Arab Emirates—1.9%
Abu Dhabi Crude Oil Pipeline LLC 144A 3.650%, 11/2/29(1)	24	23
Abu Dhabi National Energy Co. PJSC
144A 4.696%, 4/24/33(1)	26	25
144A 3.400%, 4/29/51(1)	24	17
Aldar Properties PJSC 144A 5.875%, 4/14/56(1)	40	38
DP World Ltd. 144A 4.700%, 9/30/49(1)	32	26
		129

Vietnam—0.2%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(1)	17	17
Zambia—1.4%
First Quantum Minerals Ltd.
144A 8.625%, 6/1/31(1)	85	89
144A 7.250%, 2/15/34(1)	11	11
		100

Total Corporate Bonds and Notes (Identified Cost $6,544)		6,641

Total Long-Term Investments—95.3% (Identified Cost $6,544)		6,641

	Shares%
Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.512%)(8)	139,905	140
Total Short-Term Investment (Identified Cost $140)		140

TOTAL INVESTMENTS—97.3% (Identified Cost $6,684)		$6,781
Other assets and liabilities, net—2.7%		185
NET ASSETS—100.0%		$6,966
See Notes to Financial Statements

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026
($ reported in thousands)

Abbreviations:
JSC	Joint Stock Company
LLC	Limited Liability Company
PCL	Public Company Limited
PIK	Payment-in-Kind Security
PJSC	Public Joint Stock Company
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, these securities amounted to a value of $5,495 or 78.9% of net assets.

(2)	Security in default; no interest payments are being received.
(3)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(4)	No contractual maturity date.
(5)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)
Variable rate security. Rate disclosed is as of May 31, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(7)
This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Foreign Currencies:
EUR	Euro
USD	United States Dollar

Country Weightings (Unaudited)†
Brazil	12%
China	9
Mexico	8
India	6
Chile	5
South Africa	5
Argentina	4
Other	51
Total	100%
† % of total investments as of May 31, 2026.

Forward foreign currency exchange contracts as of May 31, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	127	EUR	108	JPM	07/10/26	$1	$—
Total						$1	$—
The following table summarizes the value of the Fund’s investments as of May 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at May 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$6,641	$—	$6,641
Money Market Mutual Fund	140	140	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	1	—	1
Total Investments	$6,782	$140	$6,642

*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at May 31, 2026.
There were no transfers into or out of Level 3 related to securities held at May 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS
May 31, 2026
($ reported in thousands)

	Par Value(1)	Value
Foreign Government Securities—76.9%
Angola—1.0%
Republic of Angola
144A 8.000%, 11/26/29(2)	$365	$371
144A 9.244%, 1/15/31(2)	917	963
144A 9.875%, 10/15/35(2)	1,364	1,455
144A 9.875%, 3/31/37(2)	416	436
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(3)(4)	306	304
		3,529

Argentina—4.3%
Provincia de Buenos Aires RegS 6.625%, 9/1/37(4)(5)	2,154	1,734
Republic of Argentina
0.750%, 7/9/30(5)	3,011	2,623
4.125%, 7/9/35(5)	1,232	949
3.500%, 7/9/41(5)	7,820	5,614
4.125%, 7/9/46(5)	4,825	3,549
		14,469

Bahrain—1.8%
Kingdom of Bahrain
144A 7.375%, 5/14/30(2)	1,681	1,733
144A 5.625%, 5/18/34(2)	952	879
144A 7.500%, 7/7/37(2)	749	771
144A 6.625%, 10/6/37(2)	1,462	1,403
144A 7.100%, 2/3/38(2)	1,258	1,245
		6,031

Benin—0.3%
Benin Government International Bond
144A 7.960%, 2/13/38(2)	434	458
RegS 4.950%, 1/22/35(4)	362 EUR	390
		848

Bermuda—0.6%
Government of Bermuda
144A 4.750%, 2/15/29(2)	415	415
RegS 3.375%, 8/20/50(4)	2,571	1,752
		2,167

Brazil—3.2%
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/29	21,050 BRL	3,851
	Par Value(1)	Value

Brazil—continued
Federative Republic of Brazil
6.000%, 10/20/33	$1,435	$1,446
6.125%, 3/15/34	395	400
6.625%, 3/15/35	3,058	3,156
6.250%, 5/22/36	2,107	2,090
		10,943

Bulgaria—0.2%
Bulgaria Government International Bond RegS 4.125%, 7/18/45(4)	663 EUR	741
Chile—1.9%
Republic of Chile
4.350%, 4/13/31	2,485	2,447
2.550%, 1/27/32	261	232
4.950%, 1/5/36	1,401	1,389
3.500%, 4/15/53	3,253	2,297
		6,365

Colombia—2.6%
Republic of Colombia
6.125%, 1/21/31	1,170	1,165
8.000%, 4/20/33	2,889	3,078
7.500%, 2/2/34	3,599	3,741
5.625%, 2/26/44	979	798
		8,782

Costa Rica—0.2%
Costa Rica Government
144A 7.300%, 11/13/54(2)	356	397
RegS 7.000%, 4/4/44(4)	413	447
		844

Dominican Republic—2.8%
Dominican Republic
144A 5.875%, 10/28/35(2)	2,689	2,646
144A 6.600%, 6/1/36(2)	2,248	2,326
144A 6.950%, 3/15/37(2)	839	881
RegS 6.950%, 3/15/37(4)	3,454	3,629
		9,482

Ecuador—3.2%
Amazon Conservation DAC 144A 6.034%, 1/16/42(2)	2,528	2,550
Republic of Ecuador
144A 8.750%, 1/29/34(2)	813	825
144A 9.250%, 1/29/39(2)	3,481	3,578
RegS 6.900%, 7/31/35(4)(5)	2,216	2,034
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Ecuador—continued
RegS 5.000%, 7/31/40(4)(5)	$2,057	$1,719
		10,706

Egypt—2.7%
Arab Republic of Egypt
144A 8.625%, 2/4/30(2)	2,293	2,451
144A 7.053%, 1/15/32(2)	1,320	1,329
144A 6.875%, 4/30/40(2)	332	307
144A 7.903%, 2/21/48(2)	1,609	1,436
144A 8.875%, 5/29/50(2)	459	450
144A 8.750%, 9/30/51(2)	2,757	2,663
RegS 7.500%, 2/16/61(4)	550	462
		9,098

El Salvador—0.7%
Republic of El Salvador
RegS 7.625%, 2/1/41(4)	1,075	1,082
RegS 7.125%, 1/20/50(4)	1,381	1,257
		2,339

Ethiopia—0.1%
Federal Republic of Ethiopia RegS 6.625%, 12/11/26(4)(6)	333	350
Gabon—0.5%
Republic of Gabon
144A 6.625%, 2/6/31(2)	773	680
RegS 9.500%, 2/18/29(4)	1,121	1,096
		1,776

Ghana—0.8%
Republic of Ghana
RegS 0.000%, 7/3/26(4)(7)	58	58
RegS 5.000%, 7/3/35(4)(5)	2,712	2,538
		2,596

Guatemala—0.1%
Republic of Guatemala 144A 3.700%, 10/7/33(2)	349	311
Hungary—3.8%
Hungary Government Bond 7.000%, 10/24/35	920,000 HUF	3,386
	Par Value(1)	Value

Hungary—continued
Hungary Government International Bond
144A 6.250%, 9/22/32(2)	$486	$515
144A 5.500%, 6/16/34(2)	1,262	1,278
144A 6.000%, 9/26/35(2)	1,589	1,651
144A 5.500%, 3/26/36(2)	2,552	2,557
144A 6.750%, 9/25/52(2)	1,119	1,205
RegS 2.125%, 9/22/31(4)	1,653	1,430
Magyar Export-Import Bank Zrt 144A 6.125%, 12/4/27(2)	943	960
		12,982

Indonesia—2.0%
Republic of Indonesia
2.150%, 7/28/31	2,639	2,316
5.600%, 1/15/35	2,608	2,660
4.950%, 2/21/36	722	699
RegS 6.750%, 1/15/44(4)	898	998
		6,673

Iraq—1.0%
Panama Bonos del Tesoro 3.362%, 6/30/31	2,575	2,320
Saudi International Bond RegS 3.250%, 10/22/30(4)	978	924
		3,244

Ivory Coast—1.0%
Republic of Ivory Coast
144A 8.075%, 4/1/36(2)	1,065	1,159
144A 8.250%, 1/30/37(2)	1,400	1,541
144A 6.750%, 2/25/41(2)	782	747
		3,447

Kazakhstan—1.5%
Republic of Kazakhstan
144A 4.412%, 10/28/30(2)	1,741	1,718
144A 5.500%, 7/1/37(2)	1,509	1,552
RegS 4.714%, 4/9/35(4)	1,930	1,902
		5,172

Kenya—1.2%
Republic of Kenya
144A 7.875%, 10/9/33(2)	1,093	1,077
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Kenya—continued
144A 7.875%, 2/26/34(2)	$805	$784
144A 9.500%, 3/5/36(2)	883	922
144A 8.700%, 2/26/39(2)	1,204	1,178
		3,961

Kyrgyzstan—0.1%
Kyrgyz Republic International Bond 144A 7.750%, 6/3/30(2)	364	370
Lebanon—0.5%
Lebanon Government International Bond
RegS 6.375%, 3/9/20(4)(6)	623	159
RegS 8.250%, 4/12/21(4)(6)	4,643	1,268
RegS 6.000%, 1/27/23(4)(6)	1,428	365
		1,792

Mexico—4.4%
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(2)	3,293	3,309
United Mexican States
5.850%, 7/2/32	2,006	2,029
5.375%, 3/22/33	1,561	1,528
3.500%, 2/12/34	2,572	2,191
6.000%, 5/7/36	1,606	1,598
6.125%, 2/9/38	1,246	1,223
5.000%, 4/27/51	686	541
3.771%, 5/24/61	3,285	1,974
3.750%, 4/19/71	880	505
		14,898

Mozambique—0.1%
Republic of Mozambique 144A 9.000%, 9/15/31(2)(5)	363	316
Nigeria—2.5%
Republic of Nigeria
144A 6.500%, 11/28/27(2)	513	518
144A 7.143%, 2/23/30(2)	967	998
144A 9.625%, 6/9/31(2)	2,596	2,928
144A 7.375%, 9/28/33(2)	798	820
144A 9.130%, 1/13/46(2)	1,768	1,976
RegS 8.747%, 1/21/31(4)	1,145	1,243
		8,483

	Par Value(1)	Value

Oman—3.0%
Oman Government International Bond
144A 6.250%, 1/25/31(2)	$3,118	$3,297
144A 6.500%, 3/8/47(2)	4,585	4,875
144A 6.750%, 1/17/48(2)	1,066	1,161
RegS 6.250%, 1/25/31(4)	756	800
		10,133

Pakistan—0.5%
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(2)	1,633	1,604
Panama—1.2%
Republic of Panama
5.227%, 2/23/34	740	734
6.700%, 1/26/36	847	916
6.853%, 3/28/54	2,082	2,233
4.500%, 1/19/63	265	202
		4,085

Peru—2.6%
Republic of Peru
8.750%, 11/21/33	209	255
3.000%, 1/15/34	1,472	1,276
5.375%, 2/8/35	2,958	2,989
5.500%, 3/30/36	1,659	1,664
5.875%, 8/8/54	1,726	1,688
3.600%, 1/15/72	1,464	925
		8,797

Philippines—1.5%
Republic of Philippines
1.950%, 1/6/32	941	817
5.000%, 7/17/33	872	871
4.750%, 3/5/35	640	616
5.000%, 1/13/37	616	597
3.700%, 2/2/42	1,753	1,400
2.650%, 12/10/45	1,313	830
		5,131

Poland—2.6%
Republic of Poland
5.125%, 9/18/34	3,136	3,156
5.375%, 2/12/35	896	910
5.375%, 4/14/36	2,463	2,474
5.500%, 4/4/53	1,364	1,263
5.500%, 3/18/54	914	847
		8,650

Romania—3.2%
Romanian Government International Bond
144A 4.625%, 3/4/33(2)	284 EUR	321
144A 6.375%, 1/30/34(2)	3,399	3,459
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Romania—continued
144A 6.000%, 5/25/34(2)	$1,809	$1,801
144A 5.750%, 3/24/35(2)	484	468
144A 6.625%, 5/16/36(2)	445	454
144A 5.750%, 7/4/36(2)	1,008	960
144A 2.625%, 12/2/40(2)	2,225 EUR	1,738
RegS 6.000%, 5/25/34(4)	704	701
RegS 6.000%, 9/24/44(4)	957 EUR	1,075
		10,977

Russia—0.0%
Russian Federation - Eurobond RegS 5.100%, 3/28/35(4)(6)(8)	100	—
Saudi Arabia—3.7%
Gaci First Investment Co. RegS 4.750%, 2/14/30(4)	2,429	2,411
KSA Ijarah Sukuk Ltd. 144A 4.875%, 9/9/35(2)	1,106	1,095
Saudi International Bond
144A 4.500%, 4/17/30(2)	2,481	2,466
144A 5.000%, 1/16/34(2)	1,139	1,143
144A 5.625%, 1/13/35(2)	555	580
144A 4.875%, 1/12/36(2)	217	214
144A 5.750%, 1/16/54(2)	1,243	1,204
144A 3.750%, 1/21/55(2)	1,604	1,123
RegS 5.625%, 1/13/35(4)	2,209	2,308
		12,544

Senegal—0.1%
Republic of Senegal
RegS 4.750%, 3/13/28(4)	315 EUR	209
RegS 6.250%, 5/23/33(4)	543	284
		493

Serbia—0.8%
Republic of Serbia
144A 6.500%, 9/26/33(2)	627	663
144A 5.500%, 5/6/36(2)	2,212	2,162
		2,825

	Par Value(1)	Value

South Africa—3.0%
Republic of South Africa
5.375%, 7/24/44	$692	$583
5.650%, 9/27/47	944	794
5.750%, 9/30/49	1,041	877
7.300%, 4/20/52	1,033	1,032
144A 7.100%, 11/19/36(2)	1,425	1,521
144A 6.125%, 12/11/37(2)	1,921	1,883
144A 7.950%, 11/19/54(2)	3,176	3,382
		10,072

Sri Lanka—1.0%
Republic of Sri Lanka
144A 4.000%, 4/15/28(2)	182	175
144A 3.100%, 1/15/30(2)(5)	— (9)	— (9)
144A 3.350%, 3/15/33(2)(5)	1,623	1,489
144A 3.600%, 6/15/35(2)(5)	1,066	849
144A 3.600%, 2/15/38(2)(5)	998	971
		3,484

Suriname—0.5%
Suriname Government International Bond 144A 8.500%, 11/6/35(2)	1,603	1,717
Trinidad and Tobago—0.0%
Trinidad & Tobago Government International Bond 144A 6.400%, 6/26/34(2)	4	4
Turkey—4.5%
Hazine Mustesarligi Varlik Kiralama AS 144A 8.509%, 1/14/29(2)	1,387	1,475
Republic of Turkiye
9.375%, 3/14/29	1,879	2,043
5.950%, 1/15/31	1,695	1,666
7.125%, 2/12/32	2,272	2,323
7.250%, 5/29/32	1,683	1,718
6.300%, 3/14/33	495	481
6.500%, 9/20/33	945	926
6.500%, 1/3/35	822	797
6.950%, 9/16/35	1,218	1,208
6.800%, 11/4/36	772	752
6.625%, 2/17/45	301	268
5.750%, 5/11/47	1,895	1,488
		15,145

Ukraine—1.7%
Ukraine Government Bond
144A 4.500%, 2/1/29(2)(5)	897	748
144A 0.000%, 2/1/30(2)(5)	112	78
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Ukraine—continued
144A 4.000%, 2/1/32(2)(5)	$417	$342
144A 4.500%, 2/1/36(2)(5)	580	386
RegS 0.000%, 2/1/30(4)(5)	52	37
RegS 4.000%, 2/1/32(4)(5)	4,620	3,788
RegS 0.000%, 2/1/34(4)(5)	196	104
RegS 4.500%, 2/1/36(4)(5)	398	265
		5,748

Uruguay—1.0%
Republica Orient Uruguay
5.100%, 6/18/50	688	636
4.975%, 4/20/55	313	282
5.250%, 9/10/60	2,683	2,471
		3,389

Uzbekistan—0.2%
Uzbekistan International Bond
144A 7.850%, 10/12/28(2)	512	541
144A 3.700%, 11/25/30(2)	5	5
		546

Venezuela—0.6%
Bolivarian Republic of Venezuela
RegS 7.750%, 10/13/19(4)(6)	3,772	1,721
RegS 6.000%, 12/9/20(4)(6)	1,038	455
		2,176

Zambia—0.1%
Republic of Zambia
144A 5.750%, 6/30/33(2)(5)	452	448
144A 0.500%, 12/31/53(2)	— (9)	— (9)
		448

Total Foreign Government Securities (Identified Cost $252,583)		260,683

Convertible Bonds and Notes—0.1%
Tanzania—0.1%
HTA Group Ltd. RegS 2.875%, 3/18/27(4)	400	463
Total Convertible Bonds and Notes (Identified Cost $394)		463

	Par Value(1)	Value

Corporate Bonds and Notes—16.9%
Angola—0.1%
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	$167	$170
Argentina—0.3%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(2)(6)	169	132
MSU Energy S.A. 144A 9.750%, 12/5/30(2)	311	313
Telecom Argentina S.A. 144A 9.250%, 5/28/33(2)	211	225
YPF Energia Electrica S.A. 144A 7.875%, 10/16/32(2)	183	187
YPF S.A. 144A 9.500%, 1/17/31(2)	272	288
		1,145

Brazil—1.0%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(2)	271	286
Adecoagro S.A. 144A 7.500%, 7/29/32(2)	156	152
Braskem Netherlands Finance B.V. 144A 8.000%, 10/15/34(2)	144	83
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)	175	184
CSN Resources S.A. 144A 4.625%, 6/10/31(2)	233	147
Eldorado Intl. Finance GmbH 144A 8.500%, 12/1/32(2)	112	115
FORESEA Holding S.A. 144A 7.500%, 6/15/30(2)	269	265
FS Luxembourg S.a.r.l. 144A 8.125%, 2/11/36(2)	172	162
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	301	287
Movida Europe S.A. 144A 9.700%, 10/11/33(2)	81	80
MV24 Capital B.V. 144A 6.748%, 6/1/34(2)	193	195
OHI Group S.A. 144A 13.000%, 7/22/29(2)	233	239
Raizen Fuels Finance S.A. 144A 6.250%, 7/8/32(2)(6)	152	87
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(2)(10)	290	292
Simpar Europe S.A. 144A 5.200%, 1/26/31(2)	85	73
Trident Energy Finance plc 144A 12.500%, 11/30/29(2)	166	176
Vamos Europe S.A. 144A 9.200%, 1/26/31(2)	152	148
Yinson Bergenia Production B.V. 144A 8.498%, 1/31/45(2)	139	149
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(2)	245	269
		3,389

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Chile—1.3%
ATP Tower Holdings 144A 7.875%, 2/3/30(2)	$200	$205
Banco de Credito e Inversiones S.A. 144A 7.500% (2)(11)	208	221
Chile Electricity Lux Mpc II S.a.r.l. 144A 5.580%, 10/20/35(2)	237	241
Corp. Nacional del Cobre de Chile
144A 5.950%, 1/8/34(2)	1,257	1,295
144A 6.330%, 1/13/35(2)	925	974
144A 3.700%, 1/30/50(2)	555	383
Empresa Nacional del Petroleo RegS 5.250%, 11/6/29(4)	903	909
		4,228

China—0.3%
Longfor Group Holdings Ltd. RegS 3.850%, 1/13/32(4)	200	147
Melco Resorts Finance Ltd. (Macau) 144A 5.375%, 12/4/29(2)	76	74
Studio City Co., Ltd. (Macau) 144A 6.125%, 5/15/31(2)	49	49
Studio City Finance Ltd. (Macau) 144A 5.000%, 1/15/29(2)	610	585
		855

Colombia—0.3%
AI Candelaria -spain- S.A. RegS 5.750%, 6/15/33(4)	354	318
Banco Davivienda S.A. 144A 6.650% (2)(11)	248	222
Geopark Ltd. 144A 8.750%, 1/31/30(2)	189	190
Gran Tierra Energy, Inc.
144A 9.500%, 10/15/29(2)	200	183
144A 9.750%, 4/15/31(2)	39	37
Grupo Nutresa S.A. 144A 7.875% (2)(11)	205	202
		1,152

Czech Republic—0.2%
CPI Property Group S.A. RegS 6.000%, 1/27/32(4)	350 EUR	399
Energo-Pro AS 144A 8.000%, 5/27/30(2)	100 EUR	122
		521

El Salvador—0.2%
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(2)	693	735
Georgia—0.1%
Bank of Georgia JSC 144A 6.500%, 6/3/31(2)	49	49
Georgian Railway JSC 144A 4.000%, 6/17/28(2)	300	289
		338

	Par Value(1)	Value

Ghana—0.1%
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(4)	$150	$150
Tullow Holdco 2 Ltd. (10.250% cash and 3.000% PIK, 1.750% cash or PIK) 144A 15.000%, 11/15/28(2)(10)	80	82
		232

India—0.3%
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(4)	294	278
Adani Green Energy UP Ltd. 144A 6.700%, 3/12/42(2)	38	37
Adani Ports & Special Economic Zone Ltd. 144A 3.100%, 2/2/31(2)	255	231
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(2)	262	224
Clean Renewable Power Mauritius Pte Ltd. 144A 4.250%, 3/25/27(2)	64	63
UPL Corp., Ltd. RegS 4.625%, 6/16/30(4)	200	186
Vedanta Resources Finance II plc
144A 10.875%, 9/17/29(2)	69	74
144A 9.475%, 7/24/30(2)	67	72
		1,165

Indonesia—1.4%
Freeport Indonesia PT RegS 5.315%, 4/14/32(4)	105	105
Indika Energy Tbk PT 144A 8.750%, 5/7/29(2)	41	41
Indonesia Asahan Aluminium PT 144A 5.800%, 5/15/50(2)	2,315	2,144
Medco Laurel Tree Pte Ltd. 144A 6.950%, 11/12/28(2)	150	150
Medco Maple Tree Pte Ltd. RegS 8.960%, 4/27/29(4)	77	79
Minejesa Capital B.V. 144A 5.625%, 8/10/37(2)	350	337
Pertamina Persero PT RegS 6.000%, 5/3/42(4)	561	553
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
RegS 5.250%, 10/24/42(4)	783	701
RegS 4.000%, 6/30/50(4)	716	502
		4,612

Israel—0.1%
Energean Israel Finance Ltd.
144A, RegS 5.375%, 3/30/28(2)(4)	21	21
144A, RegS 5.875%, 3/30/31(2)(4)	90	86
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(4)	70	72
		179

Kuwait—0.0%
NBK Tier 1 Ltd. 144A 6.375% (2)(11)	145	145
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Kyrgyzstan—0.8%
Eldik Bank OAO 144A 8.500%, 4/23/31(2)	$2,540	$2,528
Malaysia—1.1%
Petronas Capital Ltd.
144A 5.848%, 4/3/55(2)	2,176	2,277
RegS 4.550%, 4/21/50(4)	1,219	1,067
RegS 3.404%, 4/28/61(4)	593	400
		3,744

Mexico—4.0%
Alpek SAB de C.V. 144A 3.250%, 2/25/31(2)	100	87
Banca Mifel S.A. 144A 9.250% (2)(11)	162	163
Banco Mercantil del Norte S.A.
144A 5.875%(2)(11)	250	248
144A 6.625%(2)(11)	237	229
Cemex SAB de C.V. 144A 7.200% (2)(11)	213	219
Comision Federal de Electricidad 144A 6.450%, 1/24/35(2)	923	921
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(2)	236	240
Orbia Advance Corp. SAB de C.V.
144A 7.500%, 5/13/35(2)	162	165
144A 5.875%, 9/17/44(2)	116	93
Petroleos Mexicanos
6.700%, 2/16/32	1,768	1,780
7.690%, 1/23/50	620	568
6.950%, 1/28/60	3,241	2,689
6.350%, 2/12/48	1,532	1,242
Poinsettia Finance Ltd. S.a.r.l. RegS 6.625%, 6/17/31(4)	4,725	4,658
Saavi Energia S.a.r.l. 144A 8.875%, 2/10/35(2)	137	148
		13,450

Morocco—0.1%
OCP S.A. 144A 7.500%, 5/2/54(2)	231	247
Nigeria—0.1%
Access Bank plc 144A 6.125%, 9/21/26(2)	75	75
IHS Holding Ltd.
144A 7.875%, 5/29/30(2)	128	132
144A 8.250%, 11/29/31(2)	80	83
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	201	201
		491

Pakistan—0.1%
Veon Midco B.V.
144A 3.375%, 11/25/27(2)	200	197
144A 6.950%, 6/1/31(2)	161	161
		358

	Par Value(1)	Value

Peru—0.4%
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(2)	$71	$73
Peru Payroll Deduction Finance Ltd. RegS 0.000%, 11/1/29(4)(7)	564	505
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(4)	871	736
Volcan Cia Minera SAA 144A 8.500%, 10/28/32(2)	149	153
		1,467

Saudi Arabia—0.4%
SAB AT1 Ltd. RegS 6.500% (4)(11)	200	201
Saudi Arabian Oil Co. 144A 5.875%, 7/17/64(2)	1,269	1,192
		1,393

Serbia—0.0%
Telecommunications Co. Telekom Srbija AD Belgrade 144A 7.250%, 5/18/31(2)	88	88
South Africa—0.9%
Eskom Holdings 144A 8.450%, 8/10/28(2)	2,533	2,668
Prosus N.V. 144A 3.832%, 2/8/51(2)	250	167
Sasol Financing USA LLC
4.375%, 9/18/26	70	70
144A 8.750%, 5/3/29(2)	79	84
144A 8.750%, 4/10/33(2)	76	80
		3,069

Tanzania—0.0%
HTA Group Ltd. 144A 7.500%, 6/4/29(2)	105	108
Trinidad and Tobago—0.4%
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(4)	1,316	1,363
Turkey—0.4%
ADM Elektrik Dagitim AS 144A 9.500%, 2/5/31(2)	55	53
Akbank TAS 144A 7.875%, 9/4/35(2)	75	75
Aydem Yenilenebilir Enerji AS 144A 9.875%, 9/30/30(2)	65	65
Guermat Elektrik Ueretim AS 144A 10.748%, 5/21/35(2)	49	49
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	34	34
Turkcell Iletisim Hizmetleri AS
144A 7.450%, 1/24/30(2)	814	830
144A 7.650%, 1/24/32(2)	215	221
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	70	70
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Turkey—continued
Zorlu Enerji Elektrik Uretim AS 144A 11.000%, 4/23/30(2)	$83	$65
		1,462

Ukraine—0.3%
Metinvest B.V.
144A 7.650%, 10/1/27(2)	50	48
144A 7.750%, 10/17/29(2)	64	58
MHP Lux S.A. RegS 10.500%, 7/28/29(4)	200	207
NPC Ukrenergo 144A 6.875%, 11/9/28(2)(6)	502	484
VF Ukraine PAT via VFU Funding plc 144A 9.625%, 2/11/27(2)(3)	150	149
		946

United Arab Emirates—0.2%
Aldar Properties PJSC 144A 5.875%, 4/14/56(2)	149	139
DP World Ltd. RegS 4.700%, 9/30/49(4)	500	407
		546

Uzbekistan—0.6%
Uzbekneftegaz JSC 144A 8.750%, 5/7/30(2)	1,951	2,102
Venezuela—1.4%
Petroleos de Venezuela S.A. RegS 9.000%, 11/17/21(4)(6)	10,569	4,879
Vietnam—0.0%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	117	116
Total Corporate Bonds and Notes (Identified Cost $53,439)		57,223

	Shares
Affiliated Mutual Funds—2.4%
Fixed Income Funds—2.4%
Virtus Stone Harbor Emerging Markets Bond Fund Class I(12)(13)	254,978	2,065
Virtus Stone Harbor Local Markets Fund Class I(12)(13)	699,402	6,050
Total Affiliated Mutual Funds (Identified Cost $7,702)		8,115

	Par Value
Credit Linked Notes—0.5%
Iraq—0.5%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(14)(15)	129,540 JPY	794
(Counterparty: BOA) 3.540%, 1/6/28(14)(15)	127,287 JPY	779
	Par Value	Value
	Iraq—continued
(Counterparty: BOA) 4.079%, 1/1/28(14)(15)	58,992 JPY	$358
	Total Credit Linked Notes (Identified Cost $3,140)	1,931

	Total Long-Term Investments—96.8% (Identified Cost $317,258)	328,415

	TOTAL INVESTMENTS—96.8% (Identified Cost $317,258)	$328,415
	Other assets and liabilities, net—3.2%	10,702
	NET ASSETS—100.0%	$339,117

Abbreviations:
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
PIK	Payment-in-Kind Security
PJSC	Public Joint Stock Company
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, these securities amounted to a value of $141,964 or 41.9% of net assets.

(3)
This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of May 31, 2026.
(6)	Security in default; no interest payments are being received.
(7)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(8)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(9)	Amount is less than $500 (not in thousands).
(10)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(11)	No contractual maturity date.
(12)	Affiliated investment. See Note 4G in Notes to Financial Statements.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026
($ reported in thousands)
(15)
Variable rate security. Rate disclosed is as of May 31, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Counterparties:
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
JPY	Japanese Yen
USD	United States Dollar

Country Weightings (Unaudited)†
Mexico	9%
Turkey	5
Argentina	5
Brazil	4
Saudi Arabia	4
South Africa	4
Hungary	4
Other	65
Total	100%
† % of total investments as of May 31, 2026.

Forward foreign currency exchange contracts as of May 31, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	36	USD	42	CITI	07/10/26	$—	$— (1)
EUR	1,459	USD	1,698	JPM	07/10/26	7	—
USD	2,161	BRL	10,900	JPM	07/02/26	18	—
USD	18	EUR	15	GS	07/10/26	—	— (1)
USD	6,671	EUR	5,680	JPM	07/10/26	34	—
USD	1,946	JPY	307,693	CITI	07/10/26	8	—
Total						$67	$— (1)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of May 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at May 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$260,683	$—	$260,683	$—
Convertible Bonds and Notes	463	—	463	—
Corporate Bonds and Notes	57,223	—	57,223	—
Credit Linked Notes	1,931	—	—	1,931
Affiliated Mutual Funds	8,115	8,115	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	67	—	67	—
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	— (1)	—	— (1)	—
Total Investments	$328,482	$8,115	$318,436	$1,931

(1)	Amount is less than $500 (not in thousands).
*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no transfers into or out of Level 3 related to securities held at May 31, 2026.
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026
($ reported in thousands)
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Credit Linked Notes	Foreign Government Securities
Investments in Securities
Balance as of May 31, 2025:	$3,176	$3,176	$— (a)
Accrued discount/(premium)	59	59	—
Net realized gain (loss)	(525)	(525)	—
Net change in unrealized appreciation (depreciation)(b)	250	250	—
Sales(c)	(1,029)	(1,029)	—
Balance as of May 31, 2026	$1,931	$1,931	$— (a)
(a) Includes internally fair valued securities currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at May 31, 2026, was $250.
(c) Includes paydowns on securities.
See Notes to Financial Statements

Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS
May 31, 2026
($ reported in thousands)

	Par Value(1)	Value
Foreign Government Securities—92.5%
Brazil—11.3%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/29	4,370 BRL	$799
Series F 10.000%, 1/1/31	4,860 BRL	843
		1,642

China—7.1%
China Government Bond
2.890%, 11/18/31	890 CNY	142
1.670%, 5/25/35	1,240 CNY	183
1.830%, 8/25/35	900 CNY	134
3.720%, 4/12/51	510 CNY	96
International Bank for Reconstruction & Development
2.250%, 1/19/29	1,000 CNY	150
2.750%, 7/26/34	2,000 CNY	317
		1,022

Colombia—4.3%
Bogota Distrio Capital RegS 9.750%, 7/26/28(2)	1,091,000 COP	279
Titulos De Tesoreria
12.500%, 2/27/30	360,000 COP	92
9.250%, 5/28/42	1,280,000 COP	255
		626

Czech Republic—3.7%
Czech Republic Government Bond
1.750%, 6/23/32	10,280 CZK	425
RegS 4.200%, 12/4/36(2)	2,500 CZK	114
		539

Hungary—3.5%
Hungary Government Bond
3.000%, 8/21/30	82,500 HUF	248
7.000%, 10/24/35	34,000 HUF	125
3.000%, 4/25/41	51,000 HUF	129
		502

India—8.0%
European Investment Bank RegS 7.400%, 10/23/33(2)	27,800 INR	286
India Government Bond
7.180%, 7/24/37	2,500 INR	27
6.670%, 12/17/50	18,350 INR	174
Inter-American Development Bank
7.350%, 10/6/30	35,000 INR	363
6.750%, 1/22/36	13,000 INR	127
International Bank for Reconstruction & Development 6.710%, 1/21/35	19,000 INR	187
		1,164

	Par Value(1)	Value

Indonesia—8.0%
Indonesia Government Bond
7.000%, 9/15/30	5,470,000 IDR	$308
6.500%, 2/15/31	6,200,000 IDR	342
6.375%, 4/15/32	1,700,000 IDR	93
8.375%, 3/15/34	2,848,000 IDR	173
6.750%, 7/15/35	4,410,000 IDR	245
		1,161

Malaysia—9.9%
Malaysia Government Bond
3.885%, 8/15/29	1,850 MYR	475
2.632%, 4/15/31	1,670 MYR	407
4.893%, 6/8/38	1,870 MYR	518
4.696%, 10/15/42	110 MYR	30
		1,430

Mexico—11.8%
Mex Bonos Desarr
8.500%, 5/31/29	6,990 MXN	408
7.750%, 5/29/31	4,730 MXN	264
7.750%, 11/23/34	9,290 MXN	493
7.750%, 11/13/42	10,120 MXN	495
8.000%, 11/7/47	970 MXN	48
		1,708

Paraguay—0.5%
Republic of Paraguay 144A 8.500%, 4/4/38(3)	500,000 PYG	77
Peru—2.2%
Bonos De Tesoreria 144A, RegS 7.600%, 8/12/39(2)(3)	1,040 PEN	322
Poland—4.6%
European Investment Bank RegS 3.000%, 11/25/29(2)	570 PLN	147
Poland Government Bond
4.500%, 7/25/30	700 PLN	190
5.000%, 10/25/35	1,220 PLN	323
		660

Romania—4.5%
Romania Government Bond
7.350%, 4/28/31	1,860 RON	425
7.200%, 10/30/33	1,000 RON	226
		651

South Africa—7.2%
Republic of South Africa
8.500%, 1/31/37	7,350 ZAR	446
6.500%, 2/28/41	4,690 ZAR	230
8.750%, 1/31/44	5,070 ZAR	303
8.750%, 2/28/48	1,000 ZAR	60
		1,039

See Notes to Financial Statements

Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Thailand—4.6%
Thailand Government Bond
2.000%, 12/17/31	12,000 THB	$371
3.300%, 6/17/38	8,200 THB	270
3.450%, 6/17/43	1,000 THB	33
		674

Turkey—1.1%
Turkiye Government Bond 31.080%, 11/8/28	8,400 TRY	164
Uruguay—0.2%
Republica Orient Uruguay 8.250%, 5/21/31	950 UYU	25
Total Foreign Government Securities (Identified Cost $12,968)		13,406

Total Long-Term Investments—92.5% (Identified Cost $12,968)		13,406

Short-Term Investments—1.1%
Commercial Paper—1.1%
Nigeria OMO Bill
0.000%, 6/30/26(4)	110,000 NGN	79
0.000%, 8/11/26(4)	110,000 NGN	77
Total Short-Term Investments (Identified Cost $157)		156

TOTAL INVESTMENTS—93.6% (Identified Cost $13,125)		$13,562
Other assets and liabilities, net—6.4%		932
NET ASSETS—100.0%		$14,494

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, these securities amounted to a value of $399 or 2.8% of net assets.

(4)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counterparties:
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RON	Romania New Leu
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Country Weightings (Unaudited)†
Mexico	13%
Brazil	12
Malaysia	10
India	9
Indonesia	8
South Africa	8
China	7
Other	33
Total	100%
† % of total investments as of May 31, 2026.

Forward foreign currency exchange contracts as of May 31, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	260	USD	51	JPM	07/02/26	$—	$— (1)
CLP	220,000	USD	247	JPM	06/15/26	— (1)	—
CNH	450	USD	67	JPM	07/15/26	— (1)	—
COP	130,000	USD	35	JPM	07/13/26	—	— (1)
See Notes to Financial Statements

Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026
($ reported in thousands)
Forward foreign currency exchange contracts as of May 31, 2026 were as follows (continued):
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CZK	2,500	USD	120	CITI	06/15/26	$—	$— (1)
HUF	32,000	USD	105	CITI	06/15/26	1	—
IDR	900,000	USD	50	CITI	06/08/26	—	— (1)
INR	33,000	USD	350	CITI	06/09/26	—	(3)
MXN	7,200	USD	413	JPM	07/13/26	1	—
PEN	260	USD	73	CITI	06/04/26	3	—
PEN	260	USD	76	CITI	06/30/26	— (1)	—
PLN	1,000	USD	276	JPM	06/15/26	— (1)	—
THB	5,300	USD	164	GS	07/15/26	—	(1)
USD	76	PEN	260	CITI	06/04/26	—	— (1)
USD	52	IDR	900,000	CITI	06/08/26	1	—
USD	231	RON	1,030	JPM	06/15/26	3	—
USD	79	ZAR	1,300	CITI	06/17/26	—	(1)
USD	507	BRL	2,560	JPM	07/02/26	4	—
USD	50	IDR	900,000	CITI	07/03/26	—	— (1)
USD	131	COP	490,000	JPM	07/13/26	—	(1)
USD	593	MXN	10,300	JPM	07/13/26	1	—
ZAR	1,000	USD	61	CITI	06/17/26	1	—
Total						$15	$(6)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of May 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at May 31, 2026	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$13,406	$13,406
Commercial Paper	156	156
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	15	15
Total Assets	13,577	13,577
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(6)	(6)
Total Liabilities	(6)	(6)
Total Investments	$13,571	$13,571

*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at May 31, 2026.
There were no transfers into or out of Level 3 related to securities held at May 31, 2026.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
May 31, 2026
(Reported in thousands except shares and per share amounts)

	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund	Stone Harbor Local Markets Fund
Assets
Investment in securities at value(1)	$6,781	$320,300	$13,562
Investment in affiliates at value(2)	—	8,115	—
Foreign currency at value(3)	3	3	146
Cash	209	8,141	88
Unrealized appreciation on forward foreign currency exchange contracts	1	67	15
Receivables
Investment securities sold	—	—	549
Fund shares sold	—	118	—
Dividends and interest	106	5,095	364
Receivable from adviser	—	57	—
Tax reclaims	4	32	3
Prepaid Trustees’ retainer	— (a)	6	— (a)
Prepaid expenses	—	18	—
Other assets	1	62	3
Total assets	7,105	342,014	14,730
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	—	— (a)	6
Payables
Fund shares repurchased	—	620	—
Investment securities purchased	79	1,929	161
Investment advisory fees	2	—	7
Distribution and service fees	— (a)	— (a)	— (a)
Administration and accounting fees	11	42	12
Transfer agent and sub-transfer agent fees and expenses	— (a)	158	1
Professional fees	31	32	33
Trustee deferred compensation plan	1	62	3
Interest expense and/or commitment fees	— (a)	1	— (a)
Other accrued expenses	15	53	13
Total liabilities	139	2,897	236
Commitments and contingencies (Note 4C, 4D)	—	—	—
Net Assets	$6,966	$339,117	$14,494
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$11,768	$820,776	$210,554
Accumulated earnings (loss)	(4,802)	(481,659)	(196,060)
Net Assets	$6,966	$339,117	$14,494
Net Assets:
Class A	$258	$680	$115
Class I	$6,708	$338,437	$14,379
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	31,884	84,077	13,407
Class I	827,607	42,125,706	1,662,379
Net Asset Value and Redemption Price Per Share:*
Class A	$8.09	$8.08	$8.58
Class I	$8.11	$8.03	$8.65
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
May 31, 2026
(Reported in thousands except shares and per share amounts)
	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund	Stone Harbor Local Markets Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$8.41	$8.39	$8.91
Maximum Sales Charge - Class A	3.75%	3.75%	3.75%
(1) Investment in securities at cost	$6,684	$309,556	$13,125
(2) Investment in affiliates at cost	$—	$7,702	$—
(3) Foreign currency at cost	$3	$3	$146

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7)
YEAR ENDED May 31, 2026
($ reported in thousands)

	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund	Stone Harbor Local Markets Fund
Investment Income
Dividends	$11	$435	$11
Dividends from affiliates	—	681	—
Interest	480	19,068	1,287
Foreign taxes withheld	(3)	(3)	(9)
Total investment income	488	20,181	1,289
Expenses
Investment advisory fees	59	1,827	134
Distribution and service fees, Class A	1	1	— (a)
Administration and accounting fees	32	325	43
Transfer agent fees and expenses	3	130	8
Sub-transfer agent fees and expenses, Class A	— (a)	— (a)	—
Sub-transfer agent fees and expenses, Class I	1	481	2
Custodian fees	3	10	14
Printing fees and expenses	5	42	6
Professional fees	29	60	33
Interest expense and/or commitment fees	— (a)	1	3
Registration fees	23	23	23
Trustees’ fees and expenses	— (a)	18	1
Miscellaneous expenses	16	44	15
Total expenses	172	2,962	282
Less net expenses reimbursed and/or waived by investment adviser(1)	(108)	(767)	(100)
Net expenses	64	2,195	182
Net investment income (loss)	424	17,986	1,107
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	32	10,362	339
Investments in affiliates	—	433	—
Foreign currency transactions	— (a)	(233)	465
Foreign capital gains tax	—	(2)	(18)
Forward foreign currency exchange contracts	(1)	(223)	(117)
Swaps	—	229	—
Net change in unrealized appreciation (depreciation) on:
Investments	160	14,264	244
Investments in affiliates	—	114	—
Foreign currency transactions	— (a)	(13)	(6)
Forward foreign currency exchange contracts	1	491	16
Swaps	—	(215)	—
Net realized and unrealized gain (loss) on investments	192	25,207	923
Net increase (decrease) in net assets resulting from operations	$616	$43,193	$2,030

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	Stone Harbor Emerging Markets Bond Fund		Stone Harbor Emerging Markets Debt Income Fund
	Year Ended May 31, 2026	Year Ended May 31, 2025	Year Ended May 31, 2026	Year Ended May 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$424	$435	$17,986	$16,488
Net realized gain (loss)	31	59	10,566	(2,415)
Net change in unrealized appreciation (depreciation)	161	(62)	14,641	6,898
Increase (decrease) in net assets resulting from operations	616	432	43,193	20,971
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(14)	(12)	(28)	(8)
Class I	(405)	(424)	(19,247)	(16,985)
Total dividends and distributions to shareholders	(419)	(436)	(19,275)	(16,993)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	24	78	541	14
Class I	(181)	(25)	56,527	(2,985)
Increase (decrease) in net assets from capital transactions	(157)	53	57,068	(2,971)
Net increase (decrease) in net assets	40	49	80,986	1,007
Net Assets
Beginning of period	6,926	6,877	258,131	257,124
End of Period	$6,966	$6,926	$339,117	$258,131
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Stone Harbor Local Markets Fund
	Year Ended May 31, 2026	Year Ended May 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,107	$599
Net realized gain (loss)	669	(55)
Net change in unrealized appreciation (depreciation)	254	209
Increase (decrease) in net assets resulting from operations	2,030	753
Class A	(11)	—
Class I	(1,339)	—
Total dividends and distributions to shareholders	(1,350)	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(21)	23
Class I	(4,654)	10,374
Increase (decrease) in net assets from capital transactions	(4,675)	10,397
Net increase (decrease) in net assets	(3,995)	11,150
Net Assets
Beginning of period	18,489	7,339
End of Period	$14,494	$18,489
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Stone Harbor Emerging Markets Bond Fund
Class A
6/1/25 to 5/31/26	$7.85	0.48	0.23	0.71	(0.47)	(0.47)	0.24	$8.09	9.31%	$258	1.17% (8)	2.84%	5.91%	51%
6/1/24 to 5/31/25	7.85	0.47	—	0.47	(0.47)	(0.47)	—	7.85	6.07	227	1.22 (8)	2.95	5.94	56
6/1/23 to 5/31/24	7.61	0.45	0.35	0.80	(0.56)	(0.56)	0.24	7.85	10.93	149	1.25	2.40	5.79	69
6/1/22 to 5/31/23	7.89	0.41	(0.36)	0.05	(0.33)	(0.33)	(0.28)	7.61	0.71	96	1.25 (9)	2.25	5.49	31
4/11/22(10) to 5/31/22	8.16	0.05	(0.22)	(0.17)	(0.10)	(0.10)	(0.27)	7.89	(2.10)	97	1.27 (11)	3.15	4.50	14 (12)
Class I
6/1/25 to 5/31/26	$7.87	0.50	0.23	0.73	(0.49)	(0.49)	0.24	$8.11	9.55%	$6,708	0.93% (8)	2.49%	6.16%	51%
6/1/24 to 5/31/25	7.87	0.49	—	0.49	(0.49)	(0.49)	—	7.87	6.38	6,699	0.98 (8)	2.59	6.18	56
6/1/23 to 5/31/24	7.63	0.46	0.36	0.82	(0.58)	(0.58)	0.24	7.87	11.17	6,728	1.00	2.13	6.01	69
6/1/22 to 5/31/23	7.91	0.43	(0.37)	0.06	(0.34)	(0.34)	(0.28)	7.63	0.91	7,706	1.00 (9)	2.21	5.75	31
6/1/21 to 5/31/22	9.25	0.40	(1.33)	(0.93)	(0.41)	(0.41)	(1.34)	7.91	(10.40)	6,961	1.02 (11)	3.21	4.49	14

Stone Harbor Emerging Markets Debt Income Fund
Class A
6/1/25 to 5/31/26	$7.42	0.44	0.70	1.14	(0.48)	(0.48)	0.66	$8.08	15.69%	$680	1.00%	1.14%	5.60%	124%
6/1/24 to 5/31/25	7.29	0.46	0.14	0.60	(0.47)	(0.47)	0.13	7.42	8.45	109	1.00	1.14	6.15	143
6/1/23 to 5/31/24	6.90	0.46	0.61	1.07	(0.68)	(0.68)	0.39	7.29	16.31	93	1.00	1.10	6.57	123
6/1/22 to 5/31/23	7.63	0.49	(0.65)	(0.16)	(0.57)	(0.57)	(0.73)	6.90	(1.96)	88	1.01 (9)	1.10	7.04	131
4/11/22(10) to 5/31/22	8.06	0.06	(0.38)	(0.32)	(0.11)	(0.11)	(0.43)	7.63	(3.93)	95	1.02 (13)	1.10	6.09	104 (12)
Class I
6/1/25 to 5/31/26	$7.37	0.46	0.70	1.16	(0.50)	(0.50)	0.66	$8.03	16.06%	$338,437	0.72%	0.97%	5.91%	124%
6/1/24 to 5/31/25	7.24	0.48	0.14	0.62	(0.49)	(0.49)	0.13	7.37	8.78	258,022	0.72	0.91	6.42	143
6/1/23 to 5/31/24	6.91	0.48	0.60	1.08	(0.75)	(0.75)	0.33	7.24	16.57	257,031	0.72	0.88	6.90	123
6/1/22 to 5/31/23	7.63	0.51	(0.65)	(0.14)	(0.58)	(0.58)	(0.72)	6.91	(1.64)	414,437	0.73 (9)	0.82	7.27	131
6/1/21 to 5/31/22	9.82	0.46	(2.18)	(1.72)	(0.47)	(0.47)	(2.19)	7.63	(18.08)	731,029	0.74 (13)	0.75	4.96	104

Stone Harbor Local Markets Fund
Class A
6/1/25 to 5/31/26	$8.53	0.52	0.36	0.88	(0.83)	(0.83)	0.05	$8.58	10.54%	$115	1.27% (14)	1.87%	5.96%	150%
6/1/24 to 5/31/25	8.05	0.48	—	0.48	—	—	0.48	8.53	5.96	134	1.25	2.42	5.91	78
6/1/23 to 5/31/24	7.69	0.47	(0.11)	0.36	—	—	0.36	8.05	4.68	104	1.25	1.90	5.92	133
6/1/22 to 5/31/23	7.51	0.47	(0.29)	0.18	—	—	0.18	7.69	2.40	100	1.19 (9)(13)	1.26	6.35	112
4/11/22(10) to 5/31/22	7.71	0.05	(0.25)	(0.20)	—	—	(0.20)	7.51	(2.59)	97	1.27 (13)	1.53	5.24	67 (12)
Class I
6/1/25 to 5/31/26	$8.61	0.55	0.36	0.91	(0.87)	(0.87)	0.04	$8.65	10.76%	$14,379	1.02% (14)	1.58%	6.22%	150%
6/1/24 to 5/31/25	8.10	0.51	—	0.51	—	—	0.51	8.61	6.30	18,355	1.00	2.15	6.14	78
6/1/23 to 5/31/24	7.72	0.49	(0.11)	0.38	—	—	0.38	8.10	4.92	7,235	1.00	1.65	6.16	133
6/1/22 to 5/31/23	7.51	0.47	(0.26)	0.21	—	—	0.21	7.72	2.80	15,339	0.99 (9)(13)	1.08	6.35	112
6/1/21 to 5/31/22	9.03	0.41	(1.93)	(1.52)	—	—	(1.52)	7.51	(16.83)	77,005	1.01 (13)	1.14	4.87	67

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(4)
Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Inception date.
(11)	Includes borrowing costs of 0.02% to average net assets.
(12)	Portfolio turnover is representative of the Fund for the entire period.
(13)	Includes borrowing costs of 0.01% to average net assets.
(14)	Ratios of total expenses excluding interest expense on borrowings for the year ended May 31, 2026 were 1.25% (Class A) and 1.00% (Class I).
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
May 31, 2026
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 18 funds of the Trust are offered for sale, of which three (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and is diversified, except Stone Harbor Local Markets Fund which is non-diversified. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares and Class I shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares. Class I shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.
Security Valuation
The Funds’ Board of Trustees (the “Board”) has designated Virtus Investment Advisers, LLC (“Adviser”) as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026
value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.
Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may invest in securities of foreign issuers which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
For the year ended May 31, 2026, each Fund did not incur a material income tax expense. Accordingly, the disclosures required by FASB Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Codification Topic 740) – Improvements to Income Tax Disclosures, are not applicable or are not material to the Funds.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.
Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026
E.
Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.
Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
G.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
H.
Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
I.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.
J.
When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
K.
Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
L.
Credit Linked Notes
The Funds may invest in credit linked notes to obtain economic exposure to high yield, emerging markets or other securities. Investments in a credit linked note typically provide the holder with a return based on the return of an underlying reference instrument, such as an emerging market bond. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. In addition to the risks associated with the underlying reference instrument, an investment in a credit linked note is also subject to liquidity risk, market risk, interest rate risk and the risk that the counterparty will be unwilling or unable to meet its obligations under the note.
M.
Segment Reporting
ASC 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board, management of the Funds’ Adviser acts as the respective Fund’s CODM. The CODM monitors the Funds’ operating results as a whole, and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded in the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”
During the year ended May 31, 2026, the Funds entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
B.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write both put and call options on portfolio securities. When doing so, the Fund is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026
change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) from investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.
Options contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. There were no open options contracts at period end.
C.
Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the Over-the-Counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Over-the-counter swaps at value” and as “Variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded in the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps (“CDS”) – A Fund may either buy or sell (write) CDS on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. CDS on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). CDS on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). CDS on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into CDS to manage their exposure to the market or certain sectors

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NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026
of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the year ended May 31, 2026, Stone Harbor Emerging Markets Debt Income Fund utilized single name CDS to gain exposure to short individual securities.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at May 31, 2026:
Statement Line Description	Primary Risk	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund
Asset Derivatives
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	$1	$67
Total Assets		$1	$67
Liability Derivatives
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	$—	$— (a)
Total Liabilities		$—	$— (a)

Statement Line Description	Primary Risk	Stone Harbor Local Markets Fund
Asset Derivatives
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	$15
Total Assets		$15
Liability Derivatives
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	$(6)
Total Liabilities		$(6)

(a)	Amount is less than $500 (not in thousands).
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the year ended May 31, 2026:
Statement Line Description	Primary Risk	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	Foreign currency contracts	$(1)	$(233)
Swaps	Credit contracts	—	229
Total		$(1)	$(4)
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	Foreign currency contracts	$1	$491
Swaps	Credit contracts	—	(215)
Total		$1	$ 276

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026
Statement Line Description	Primary Risk	Stone Harbor Local Markets Fund
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	Foreign currency contracts	$(117)
Total		$(117)
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	Foreign currency contracts	$16
Total		$16

The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Funds for the year ended May 31, 2026:
	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund
Forward Foreign Currency Exchange Purchase Contracts(1)	$—	$3,107
Forward Foreign Currency Exchange Sale Contracts(1)	124	12,751
CDS Contracts - Sell Protection(1)	—	696

Stone Harbor Local Markets Fund
Forward Foreign Currency Exchange Purchase Contracts(1)	$2,504
Forward Foreign Currency Exchange Sale Contracts(1)	1,785

(1)	Average notional amount.
D.
Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026
E.
Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
At May 31, 2026, the Funds’ derivative assets and liabilities (by type) are as follows:

	Stone Harbor Emerging Markets Bond Fund		Stone Harbor Emerging Markets Debt Income Fund		Stone Harbor Local Markets Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$1	$—	$67	$— (a)	$15	$6
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$1	$—	$67	$— (a)	$15	$6
Derivatives not subject to a MNA or similar agreement	—	—	—	—	—	—
Total assets and liabilities subject to a MNA	$1	$—	$67	$— (a)	$15	$6

(a)	Amount is less than $500 (not in thousands).
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by each Fund as of May 31, 2026:
Stone Harbor Emerging Markets Bond Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
JPMorgan Chase Bank N.A.	$1	$—	$—	$—	$1
Total	$1	$—	$—	$—	$1

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026
Stone Harbor Emerging Markets Debt Income Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Citigroup Global Markets	$8	$— (a)	$—	$—	$8
JPMorgan Chase Bank N.A.	59	—	—	—	59
Total	$67	$—	$—	$—	$67
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Citigroup Global Markets	$— (a)	$— (a)	$—	$—	$—
Goldman Sachs & Co.	— (a)	—	—	—	— (a)
Total	$—	$—	$—	$—	$—

Stone Harbor Local Markets Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Citigroup Global Markets	$6	$(4)	$—	$—	$2
JPMorgan Chase Bank N.A.	9	(1)	—	—	8
Total	$15	$(5)	$—	$—	$10
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Citigroup Global Markets	$4	$(4)	$—	$—	$—
Goldman Sachs & Co	1	—	—	—	1
JPMorgan Chase Bank N.A.	1	(1)	—	—	—
Total	$6	$(5)	$—	$—	$1

(a)	Amount is less than $500 (not in thousands).
(1)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
The Adviser, an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
Stone Harbor Emerging Markets Bond Fund	0.85%
Stone Harbor Emerging Markets Debt Income Fund	0.60
Stone Harbor Local Markets Fund	0.75
During the year ended May 31, 2026, the Stone Harbor Emerging Markets Debt Income Fund invested a portion of its assets in Stone Harbor Emerging Markets Bond Fund and Stone Harbor Local Markets Fund, each an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Stone Harbor Emerging Markets Debt Income Fund on the assets invested in the Stone Harbor Emerging Markets Bond Fund and Stone Harbor Local Markets Fund. For the year ended May 31, 2026, the waiver amounted to $65 for Stone Harbor Emerging Markets Debt Income Fund. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less net expenses reimbursed and/or waived by investment adviser.”
B.
Subadviser
Stone Harbor Investment Partners (the “Subadviser”), a division of Virtus Fixed Income Advisers LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of the Funds, for which it is paid a fee by the Adviser.
C.
Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through September 30, 2026. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.
Fund	Class A	Class I
Stone Harbor Emerging Markets Bond Fund	1.14%(1)	0.89%(1)
Stone Harbor Emerging Markets Debt Income Fund	1.00	0.72
Stone Harbor Local Markets Fund	1.25	1.00

(1)	Effective January 1, 2026. For the period June 1, 2025 through December 31, 2025, the expense limitations were as follows for Class A shares and Class I shares respectively: 1.20% and 0.95%.
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses other than those of funds managed by the Funds’ subadviser, and dividend expenses, if any.
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending May 31:
	Expiration
Fund	2027	2028	2029	Total
Virtus Stone Harbor Emerging Markets Bond Fund
Class A	$1	$4	$4	$9
Class I	96	110	104	310
Virtus Stone Harbor Emerging Markets Debt Income Fund
Class A	— (1)	— (1)	1	1
Class I	443	449	702	1,594

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026
	Expiration
Fund	2027	2028	2029	Total
Virtus Stone Harbor Local Markets Fund
Class A	$1	$1	$1	$3
Class I	87	111	99	297

(1)	Amount is less than $500 (not in thousands).
During the year ended May 31, 2026, the Adviser recaptured expenses previously waived for the following Fund:
Fund	Class A	Total
Stone Harbor Local Markets Fund	$— (1)	$— (1)

(1)	Amount is less than $500 (not in thousands).
E.
Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended May 31, 2026, it retained net commissions of $—(1) for Class A shares.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares. Class I shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Amount is less than $500 (not in thousands).
F.
Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended May 31, 2026, the Funds incurred administration fees totaling $313 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended May 31, 2026, the Funds incurred transfer agent fees totaling $140 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.
Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the year ended May 31, 2026, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
A summary of the Stone Harbor Emerging Markets Debt Income Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds(1) during the year ended May 31, 2026, is as follows:
	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Stone Harbor Emerging Markets Debt Income Fund
Affiliated Mutual Funds—2.4%
Virtus Stone Harbor Emerging Markets Bond Fund Class I(3)	$2,122	$130	$250	$(34)	$97	$2,065	254,978	$130	$—
Virtus Stone Harbor Local Markets Fund Class I(3)	6,525	6,981	7,940	467	17	6,050	699,402	551	—
Total	$8,647	$7,111	$8,190	$433	$114	$8,115		$681	$—

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

(1)
The Stone Harbor Emerging Markets Debt Income Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At May 31,
2026, the Fund was the owner of record of 30% of the Virtus Stone Harbor Emerging Markets Bond Fund Class I shares and the owner of record of 42% of the Virtus
Stone Harbor Local Markets Fund Class I shares.

(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Outside of Rule 17a- transactions, other investments with affiliated issuers are separately reported in this Note. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. During the year ended May 31, 2026, the Funds did not engage in any transactions with affiliated issuers.
H.
Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at May 31, 2026.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, short-term securities, and certain derivatives) during the year ended May 31, 2026, were as follows:
	Purchases	Sales
Stone Harbor Emerging Markets Bond Fund	$3,394	$3,849
Stone Harbor Emerging Markets Debt Income Fund	411,593	358,286
Stone Harbor Local Markets Fund	24,819	29,808
Purchases and sales of long-term U.S. government and agency securities during the year ended May 31, 2026, were as follows:
	Purchases	Sales
Stone Harbor Emerging Markets Debt Income Fund	$2,680	$2,755
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Stone Harbor Emerging Markets Bond Fund				Stone Harbor Emerging Markets Debt Income Fund
	Year Ended May 31, 2026		Year Ended May 31, 2025		Year Ended May 31, 2026		Year Ended May 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	2	$15	28	$226	89	$695	18	$132
Reinvestment of distributions	2	14	1	7	3	22	— (1)	2
Shares repurchased and cross class conversions	(1)	(5)	(19)	(155)	(22)	(176)	(16)	(120)
Net Increase / (Decrease)	3	$24	10	$78	70	$541	2	$14
Class I
Shares sold and cross class conversions	31	$247	143	$1,147	13,049	$102,836	9,412	$69,982
Reinvestment of distributions	50	405	53	424	1,710	13,364	1,779	13,134
Shares repurchased and cross class conversions	(104)	(833)	(200)	(1,596)	(7,647)	(59,673)	(11,654)	(86,101)
Net Increase / (Decrease)	(23)	$(181)	(4)	$(25)	7,112	$56,527	(463)	$(2,985)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

	Stone Harbor Local Markets Fund
	Year Ended May 31, 2026		Year Ended May 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	— (1)	$— (2)	8	$69
Reinvestment of distributions	— (1)	— (2)	—	—
Shares repurchased and cross class conversions	(2)	(21)	(5)	(46)
Net Increase / (Decrease)	(2)	$(21)	3	$23
Class I
Shares sold and cross class conversions	741	$6,430	1,423	$11,889
Reinvestment of distributions	158	1,339	—	—
Shares repurchased and cross class conversions	(1,370)	(12,423)	(183)	(1,515)
Net Increase / (Decrease)	(471)	$(4,654)	1,240	$10,374

(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 7. 10% Shareholders
As of May 31, 2026, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Stone Harbor Emerging Markets Bond Fund	74%	2 *
Stone Harbor Emerging Markets Debt Income Fund	55	3
Stone Harbor Local Markets Fund	89	2 *

*	Includes affiliated shareholder account(s).
Note 8. Credit and Market Risk and Asset Concentration
($ reported in thousands)
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026
transactions, and significantly impact a Fund’s liquidity and performance. A Fund may be unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.
The markets of the Greater China region functions in many ways as emerging markets and carry the high level of risks associated with emerging markets. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on a Fund’s performance and increase the volatility of an investment in a Fund. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to a Fund.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that the Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
As of May 31, 2026, certain Funds have amounts related to prior investments in Russian securities that are held in an account subject to U.S. sanctions administered by the Office of Foreign Assets Control (“OFAC”). The OFAC accounts are custodied by a domestic bank and are in the name of the Funds; however, the Funds do not have the ability to access the balances. Due to the uncertainty regarding the timing and recovery, including the impact of ongoing sanctions, the Funds have determined that the value of these amounts is zero as of year end. Prior to these adjustments, the amounts are noted in the chart below for each fund. Any future recovery value of these amounts will be realized if, and when, sanctions are lifted and the amount becomes accessible to the Funds.
Fund	Amount
Virtus Stone Harbor Local Markets Fund
USD	1,342
EUR	245
Note 9. Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At May 31, 2026, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 1, 2027. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026
with the terms of the agreement. Each Fund, that is a party to the Credit Agreement is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended May 31, 2026, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.
The following Fund had outstanding loans during the year ended May 31, 2026. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Stone Harbor Local Markets Fund	$3	$2,389	5.26%	9
Note 12. Federal Income Tax Information
($ reported in thousands)
At May 31, 2026, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Stone Harbor Emerging Markets Bond Fund	$6,692	$192	$ (102)	$90
Stone Harbor Emerging Markets Debt Income Fund	318,416	14,976	(4,910)	10,066
Stone Harbor Local Markets Fund	13,565	1,034	(1,028)	6
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended May 31, 2026, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Stone Harbor Emerging Markets Bond Fund	$1,699	$3,204
Stone Harbor Emerging Markets Debt Income Fund	186,646	304,442
Stone Harbor Local Markets Fund	120,994	74,443
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Late Year Ordinary Losses Deferred	Post-October Capital Loss Deferred	Capital Loss Deferred
Stone Harbor Emerging Markets Bond Fund	$14	$ —	$1	$4,903
Stone Harbor Emerging Markets Debt Income Fund	—	578	—	491,088
Stone Harbor Local Markets Fund	746	—	19	195,436
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the years ended May 31, 2026 and 2025 was as follows:
	Ordinary Income	Total
Stone Harbor Emerging Markets Bond Fund
5/31/26	$419	$419
5/31/25	436	436

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026
	Ordinary Income	Total
Stone Harbor Emerging Markets Debt Income Fund
5/31/26	$19,275	$19,275
5/31/25	16,993	16,993
Stone Harbor Local Markets Fund
5/31/26	1,350	1,350
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Opportunities Trust and Shareholders of Virtus Stone Harbor Emerging Markets Bond Fund, Virtus Stone Harbor Emerging Markets Debt Income Fund, and Virtus Stone Harbor Local Markets Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Stone Harbor Emerging Markets Bond Fund, Virtus Stone Harbor Emerging Markets Debt Income Fund, and Virtus Stone Harbor Local Markets Fund (three of the funds constituting Virtus Opportunities Trust, hereafter collectively referred to as the “Funds”) as of May 31, 2026, the related statements of operations for the year ended May 31, 2026, the statements of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the four years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2026 and each of their financial highlights for each of the four years in the period ended May 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Funds as of and for the year ended May 31, 2022 and the financial highlights for each of the periods ended on May 31, 2022 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated July 26, 2022 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, PA
July 22, 2026
We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

Virtus Opportunities Trust
OTHER INFORMATION
May 31, 2026
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
($ reported in thousands)
For the year ended May 31, 2026, the Funds incurred independent Trustee’s fees totaling $20 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
None

VIRTUS OPPORTUNITIES TRUST
TAX INFORMATION NOTICE (Unaudited)
May 31, 2026
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2027, the Funds will notify applicable shareholders of amounts for use in preparing 2026 U.S. federal income tax forms. Shareholders should consult their tax advisors.

With respect to distributions paid during the year ended May 31, 2026, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Fund	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
Stone Harbor Emerging Markets Bond Fund	0.00%	0.00%	$0
Stone Harbor Emerging Markets Debt Income Fund	0.00	0.00	0
Stone Harbor Local Markets Fund	0.00	0.00	0

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
F. Ford Drummond
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services
1-800-243-1574
Adviser Consulting Group
1-800-243-4361
Website
Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470

For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8457 07-26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	07/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	07/29/2026

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	07/29/2026

* Print the name and title of each signing officer under his or her signature.